Income Taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company had income tax expenses of $0.8 million for the three-month period ended June 30, 2024, compared to income tax expenses of $0.7 million for the three-month period ended June 30, 2023. The Company had income tax expenses of $1.5 million for the six-month period ended June 30, 2024, compared to income tax expenses of $4.5 million for the six-month period ended June 30, 2023. The Company’s effective tax rate as of June 30, 2024, was primarily impacted by the geographic mix of its earnings and losses, movements in its valuation allowance and changes in its uncertain tax positions.